Comparison of Fair Value and Carrying Value of Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2022 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)
Financial Assets:
Cash and due from banks, and restricted cash	₨ 1,387,395.2	$ 16,880.3	₨ 1,122,031.1	$ 13,651.7	₨ 930,694.7	₨ 611,961.0
Investments held for trading	135,831.1	1,652.6	53,199.5
Investments available for sale debt securities	4,878,844.0	59,360.6	4,388,563.1
Securities purchased under agreements to resell	455,275.4	5,539.3	373,053.3
Loans	17,052,927.9	207,481.7	14,036,872.2
Accrued interest receivable	186,091.2	2,264.2	134,467.7
Other assets	1,292,086.7	15,720.7	686,475.6
Financial Liabilities :
Interest-bearing deposits	16,097,459.3	195,856.7	13,197,979.7
Non-interest-bearingdeposits	2,729,176.3	33,205.7	2,382,052.2
Securities sold under repurchase agreements	0.0	0.0	151,844.9
Short-term borrowings	1,089,897.5	13,260.7	554,167.6
Accrued interest payable	112,463.2	1,368.3	82,412.8
Long-term debt	2,054,436.4	24,996.2	1,554,333.4
Accrued expenses and other liabilities	567,643.6	6,906.5	499,905.7
Financial Assets:
Cash and due from banks, and restricted cash	1,387,395.2	16,880.3	1,122,031.1
Investments held for trading	135,831.1	1,652.6	53,199.5
Investments available for sale debt securities	4,878,844.0	59,360.6	4,388,563.1
Securities purchased under agreements to resell	455,275.4	5,539.3	373,053.3
Loans	17,165,284.8	208,848.8	14,288,248.9
Accrued interest receivable	186,091.2	2,264.2	134,467.7
Other assets	1,289,842.7	15,693.4	684,651.9
Financial Liabilities :
Securities sold under repurchase agreements	0.0	0.0	151,844.9
Short-term borrowings	1,088,380.5	13,242.2	552,737.9
Accrued interest payable	112,463.2	1,368.3	82,412.8
Long-term debt	2,045,541.9	24,888.0	1,554,540.2
Accrued expenses and other liabilities	567,643.6	6,906.5	499,905.7
Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	16,102,822.0	195,921.9	13,240,403.7
Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	2,729,176.3	$ 33,205.7	2,382,052.2
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1)
Financial Assets:
Investments held for trading	184.1		304.1
Investments available for sale debt securities	507,504.1		174,680.3
Financial Assets:
Cash and due from banks, and restricted cash	1,387,395.2		1,122,031.1
Investments held for trading	184.1		304.1
Investments available for sale debt securities	507,504.1		174,680.3
Securities purchased under agreements to resell	0.0		0.0
Loans	0.0		0.0
Accrued interest receivable	0.0		0.0
Other assets	3,313.7		3,889.8
Financial Liabilities :
Securities sold under repurchase agreements	0.0		0.0
Short-term borrowings	0.0		0.0
Accrued interest payable	0.0		0.0
Long-term debt	0.0		0.0
Accrued expenses and other liabilities	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Quoted Prices In Active Markets for Identical Assets (Level 1) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Significant other observable inputs (Level 2)
Financial Assets:
Investments held for trading	135,647.0		52,895.4
Investments available for sale debt securities	4,222,904.3		4,069,988.1
Financial Assets:
Cash and due from banks, and restricted cash	0.0		0.0
Investments held for trading	135,647.0		52,895.4
Investments available for sale debt securities	4,222,904.3		4,069,988.1
Securities purchased under agreements to resell	455,275.4		373,053.3
Loans	4,138,188.7		3,311,277.1
Accrued interest receivable	186,091.2		134,467.7
Other assets	1,286,529.0		680,762.1
Financial Liabilities :
Securities sold under repurchase agreements	0.0		151,844.9
Short-term borrowings	1,088,380.5		552,737.9
Accrued interest payable	112,463.2		82,412.8
Long-term debt	2,045,541.9		1,554,540.2
Accrued expenses and other liabilities	567,643.6		499,905.7
Fair Value Measurements Using Significant other observable inputs (Level 2) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	16,102,822.0		13,240,403.7
Fair Value Measurements Using Significant other observable inputs (Level 2) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	2,729,176.3		2,382,052.2
Fair Value Measurements Using Significant unobservable inputs (Level 3)
Financial Assets:
Investments held for trading	0.0		0.0
Investments available for sale debt securities	148,435.6		143,894.7
Financial Assets:
Cash and due from banks, and restricted cash	0.0		0.0
Investments held for trading	0.0		0.0
Investments available for sale debt securities	148,435.6		143,894.7
Securities purchased under agreements to resell	0.0		0.0
Loans	13,027,096.1		10,976,971.8
Accrued interest receivable	0.0		0.0
Other assets	0.0		0.0
Financial Liabilities :
Securities sold under repurchase agreements	0.0		0.0
Short-term borrowings	0.0		0.0
Accrued interest payable	0.0		0.0
Long-term debt	0.0		0.0
Accrued expenses and other liabilities	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Interest Bearing Deposits Liabilities
Financial Liabilities :
Interest-bearing deposits	0.0		0.0
Fair Value Measurements Using Significant unobservable inputs (Level 3) | Non-interest-bearing deposits
Financial Liabilities :
Interest-bearing deposits	₨ 0.0		₨ 0.0